Basis of Presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Quarter	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Basis of Presentation [Abstract]
Non-payment period of loans moved to non-accrual status, debt securities	90 days
Allowance for credit losses on securities held to maturity (in Dollars)	$ 0	$ 0	$ 0
Non-payment period of loans moved to non-accrual status	90 days
Non accrual loans review and charge off period	180 days
Reasonable and supportable forecast method, straight-line method, number of quarters (in Quarter) | Quarter	4
Non-payment period of non-accrual loans for individual assessment	180 days
Deferral period of chapter 13 bankruptcies	60 months
Other real estate owned (in Dollars)	$ 1,400	$ 2,200
Age at which company provides access to Medicare Supplemental program for retirees	65 years
Buildings [Member] | Minimum [Member]
Basis of Presentation [Abstract]
Premises and equipment, useful life	20 years
Buildings [Member] | Maximum [Member]
Basis of Presentation [Abstract]
Premises and equipment, useful life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Basis of Presentation [Abstract]
Premises and equipment, useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Basis of Presentation [Abstract]
Premises and equipment, useful life	7 years